Fair Value Measurements - Additional information (Detail) - USD ($)	5 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted cash non current	$ 83	$ 1,138
Held to maturity securities at amortised cost	400,085,021	$ 400,213,381
Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Held to maturity securities at amortised cost	400,085,021
Warrant [Member] | Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value with unobservable inputs reconciliation liability transfers out of level three	30,800,000
Warrant [Member] | Private Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value with unobservable inputs reconciliation liability transfers out of level three	$ 16,170,000